Notes to the Consolidated Financial Statements - Summary of the Groups intangible assets have a finite useful life and are amortized on a straight line basis (Detail)	12 Months Ended
Dec. 31, 2021
Trade names
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	20 years
Bottom of range [member] | Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	13 years
Bottom of range [member] | Developed Technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	14 years
Bottom of range [member] | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	3 years
Bottom of range [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	3 years
Top of range [member] | Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	20 years
Top of range [member] | Developed Technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	16 years
Top of range [member] | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	15 years
Top of range [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill useful life	10 years